CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Total revenue	$ 2,938,641	$ 2,761,086	$ 2,795,505
Compensation and benefits	1,867,005	1,758,024	1,844,164
General and administrative expenses	247,727	258,488	259,039
Depreciation and amortization	98,844	80,287	77,966
Restructuring charges, net	0	1,892	68,558
Total operating expenses	2,563,898	2,414,764	2,582,576
Operating income	374,743	346,322	212,929
Other income, net	33,705	18,953	30,681
Interest expense, net	(19,998)	(20,363)	(20,968)
Income before provision for income taxes	388,450	344,912	222,642
Income tax provision	107,630	93,836	50,081
Net income	280,820	251,076	172,561
Net income attributable to noncontrolling interest	(3,386)	(5,014)	(3,407)
Net income attributable to Korn Ferry	$ 277,434	$ 246,062	$ 169,154
Earnings per common share attributable to Korn Ferry:
Basic (in dollars per share)	$ 5.33	$ 4.69	$ 3.25
Diluted (in dollars per share)	$ 5.22	$ 4.60	$ 3.23
Weighted-average common shares outstanding:
Basic (in shares)	51,428	51,778	51,038
Diluted (in shares)	52,519	52,806	51,432
Fee revenue
Total revenue	$ 2,907,469	$ 2,730,088	$ 2,762,671
Cost of services	319,150	285,075	300,015
Reimbursed out-of-pocket engagement expenses
Total revenue	31,172	30,998	32,834
Reimbursed expenses
Cost of services	$ 31,172	$ 30,998	$ 32,834